QUARTERLY REPORT
Syntax Stratified SmallCap ETF
September 30, 2022

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3D Systems Corp.(a)	3,550	$28,329
8x8, Inc.(a)	25,218	87,002
A10 Networks, Inc.	5,828	77,338
AAON, Inc.	297	16,002
AAR Corp.(a)	462	16,549
Aaron's Co., Inc.	3,250	31,590
Abercrombie & Fitch Co., Class A(a)	1,050	16,327
ABM Industries, Inc.	648	24,773
Academy Sports & Outdoors, Inc.	537	22,651
Acadia Realty Trust, REIT	689	8,695
AdaptHealth Corp.(a)	3,054	57,354
Addus HomeCare Corp.(a)	214	20,381
Adeia, Inc.	5,293	74,843
Adtalem Global Education, Inc.(a)	790	28,795
ADTRAN Holdings, Inc.	3,978	77,889
Advanced Energy Industries, Inc.	672	52,020
AdvanSix, Inc.	547	17,559
Aerojet Rocketdyne Holdings, Inc.(a)	372	14,876
AeroVironment, Inc.(a)	479	39,929
Agilysys, Inc.(a)	686	37,970
Agree Realty Corp., REIT	150	10,137
Alamo Group, Inc.	183	22,375
Alarm.com Holdings, Inc.(a)	1,122	72,773
Albany International Corp., Class A	279	21,994
Alexander & Baldwin, Inc.	610	10,114
Allegiant Travel Co.(a)	599	43,715
Allscripts Healthcare Solutions, Inc.(a)	2,341	35,653
Alpha & Omega Semiconductor Ltd.(a)	2,987	91,880
Ambac Financial Group, Inc.(a)	4,017	51,217
AMC Networks, Inc., Class A(a)	2,359	47,888
American Assets Trust, Inc., REIT	377	9,696
American Axle & Manufacturing Holdings, Inc.(a)	6,143	41,957
American Eagle Outfitters, Inc.	1,595	15,519
American Equity Investment Life Holding Co.	1,409	52,542
American States Water Co.	1,059	82,549
American Vanguard Corp.	244	4,563
American Woodmark Corp.(a)	453	19,869
America's Car-Mart, Inc.(a)	439	26,788
Ameris Bancorp	76	3,398
AMERISAFE, Inc.	979	45,749
AMN Healthcare Services, Inc.(a)	108	11,444
Amphastar Pharmaceuticals, Inc.(a)	1,884	52,940
Andersons, Inc.	960	29,789
AngioDynamics, Inc.(a)	961	19,662
ANI Pharmaceuticals, Inc.(a)	1,430	45,960
Anika Therapeutics, Inc.(a)	1,543	36,723
Anywhere Real Estate, Inc.(a)	2,282	18,507
Apogee Enterprises, Inc.	363	13,874
Apollo Commercial Real Estate Finance, Inc., REIT	310	2,573
Security Description	Shares	Value
Apollo Medical Holdings, Inc.(a)	1,406	$54,834
Applied Industrial Technologies, Inc.	182	18,706
ArcBest Corp.	294	21,383
Archrock, Inc.	2,142	13,752
Arconic Corp.(a)	641	10,923
Arcosa, Inc.	288	16,468
Arcus Biosciences, Inc.(a)	898	23,492
Arlo Technologies, Inc.(a)	3,609	16,746
Armada Hoffler Properties, Inc., REIT	808	8,387
ARMOUR Residential REIT, Inc.	1,381	6,725
Artivion, Inc.(a)	978	13,536
Asbury Automotive Group, Inc.(a)	202	30,522
Assured Guaranty Ltd.	1,100	53,295
Astec Industries, Inc.	602	18,776
ATI, Inc.(a)	547	14,556
Atlas Air Worldwide Holdings, Inc.(a)	224	21,408
ATN International, Inc.	1,853	71,470
Avanos Medical, Inc.(a)	851	18,535
Avid Bioservices, Inc.(a)	1,447	27,667
Avid Technology, Inc.(a)	1,345	31,285
Avista Corp.	2,180	80,769
Axcelis Technologies, Inc.(a)	229	13,868
Axos Financial, Inc.(a)	486	16,636
AZZ, Inc.	404	14,750
B Riley Financial, Inc.	392	17,452
B&G Foods, Inc.	1,149	18,947
Badger Meter, Inc.	210	19,402
Balchem Corp.	74	8,997
Banc of California, Inc.	199	3,178
BancFirst Corp.	35	3,131
Bancorp, Inc.(a)	1,401	30,794
BankUnited, Inc.	94	3,212
Banner Corp.	60	3,545
Barnes Group, Inc.	364	10,512
Bed Bath & Beyond, Inc.(a)	2,970	18,087
Benchmark Electronics, Inc.	1,988	49,263
Berkshire Hills Bancorp, Inc.	121	3,303
Big Lots, Inc.	1,734	27,068
BioLife Solutions, Inc.(a)	987	22,454
BJ's Restaurants, Inc.(a)	943	22,491
Bloomin' Brands, Inc.	1,220	22,363
Blucora, Inc.(a)	4,645	89,834
BM Technologies, Inc.(a)	42	281
Boise Cascade Co.	314	18,670
Boot Barn Holdings, Inc.(a)	341	19,935
Brady Corp., Class A	456	19,029
Brandywine Realty Trust, REIT	2,710	18,292
Brightsphere Investment Group, Inc.	5,185	77,308
Brinker International, Inc.(a)	866	21,633
Bristow Group, Inc.(a)	579	13,601
Brookline Bancorp, Inc.	274	3,192
Buckle, Inc.	1,171	37,074

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Calavo Growers, Inc.	916	$29,083
Caleres, Inc.	930	22,525
California Water Service Group	1,528	80,510
Callon Petroleum Co.(a)	941	32,944
Cal-Maine Foods, Inc.	586	32,576
Capitol Federal Financial, Inc.	2,167	17,986
Cara Therapeutics, Inc.(a)	2,077	19,441
Cardiovascular Systems, Inc.(a)	1,539	21,331
CareTrust REIT, Inc.	5,652	102,358
Carpenter Technology Corp.	475	14,791
Cars.com, Inc.(a)	8,062	92,713
Catalyst Pharmaceuticals, Inc.(a)	1,540	19,758
Cato Corp., Class A	1,756	16,752
Cavco Industries, Inc.(a)	130	26,749
Centerspace, REIT	138	9,290
Central Garden & Pet Co.(a)	303	10,920
Central Garden & Pet Co., Class A(a)	320	10,931
Central Pacific Financial Corp.	893	18,476
Century Aluminum Co.(a)	2,050	10,824
Century Communities, Inc.	642	27,465
Cerence, Inc.(a)	6,176	97,272
CEVA, Inc.(a)	2,754	72,237
Chatham Lodging Trust, REIT(a)	1,346	13,285
Cheesecake Factory, Inc.	767	22,458
Chefs' Warehouse, Inc.(a)	2,060	59,678
Chesapeake Utilities Corp.	702	81,004
Chico's FAS, Inc.(a)	3,175	15,367
Children's Place, Inc.(a)	414	12,788
Chuy's Holdings, Inc.(a)	1,135	26,309
Cinemark Holdings, Inc.(a)	4,244	51,395
CIRCOR International, Inc.(a)	2,280	37,597
City Holding Co.	229	20,310
Civitas Resources, Inc.	604	34,664
Clearfield, Inc.(a)	778	81,410
Clearwater Paper Corp.(a)	1,410	53,016
Cogent Communications Holdings, Inc.	1,489	77,666
Coherus Biosciences, Inc.(a)	5,014	48,185
Cohu, Inc.(a)	940	24,233
Collegium Pharmaceutical, Inc.(a)	2,030	32,521
Columbia Banking System, Inc.	117	3,380
Comfort Systems USA, Inc.	288	28,031
Community Bank System, Inc.	460	27,637
Community Health Systems, Inc.(a)	18,484	39,741
Community Healthcare Trust, Inc., REIT	3,221	105,488
Compass Minerals International, Inc.	426	16,414
Computer Programs and Systems, Inc.(a)	1,594	44,441
Comtech Telecommunications Corp.	3,919	39,229
CONMED Corp.	220	17,637
Conn's, Inc.(a)	4,585	32,462
Consensus Cloud Solutions, Inc.(a)	1,980	93,654
CONSOL Energy, Inc.	258	16,595
Security Description	Shares	Value
Consolidated Communications Holdings, Inc.(a)	13,513	$56,214
Corcept Therapeutics, Inc.(a)	1,362	34,922
Core Laboratories N.V.	882	11,889
CoreCivic, Inc.(a)	2,059	18,202
Corsair Gaming, Inc.(a)	4,013	45,548
CorVel Corp.(a)	250	34,607
Covetrus, Inc.(a)	2,856	59,633
Cross Country Healthcare, Inc.(a)	429	12,171
CSG Systems International, Inc.	939	49,654
CTS Corp.	937	39,026
Customers Bancorp, Inc.(a)	882	26,001
Cutera, Inc.(a)	434	19,790
CVB Financial Corp.	137	3,469
Cytokinetics, Inc.(a)	419	20,301
Dave & Buster's Entertainment, Inc.(a)	508	15,763
Deluxe Corp.	3,151	52,464
Designer Brands, Inc., Class A	1,375	21,051
DiamondRock Hospitality Co., REIT	1,862	13,984
Diebold Nixdorf, Inc.(a)	17,343	42,317
Digi International, Inc.(a)	1,352	46,739
Digital Turbine, Inc.(a)	1,808	26,053
Dime Community Bancshares, Inc.	111	3,250
Dine Brands Global, Inc.	356	22,627
Diodes, Inc.(a)	1,497	97,170
Diversified Healthcare Trust, REIT	14,211	14,070
DMC Global, Inc.(a)	800	12,784
Donnelley Financial Solutions, Inc.(a)	2,340	86,510
Dorian LPG Ltd.	3,290	44,645
Dorman Products, Inc.(a)	351	28,824
Douglas Elliman, Inc.	4,677	19,176
Dril-Quip, Inc.(a)	681	13,293
DXP Enterprises, Inc.(a)	748	17,713
Dynavax Technologies Corp.(a)	1,952	20,379
Eagle Bancorp, Inc.	73	3,272
Eagle Pharmaceuticals, Inc.(a)	1,132	29,907
Easterly Government Properties, Inc., REIT	583	9,194
Ebix, Inc.	2,243	42,550
Edgewell Personal Care Co.	1,518	56,773
El Pollo Loco Holdings, Inc.(a)	6,531	58,257
elf Beauty, Inc.(a)	1,535	57,747
Ellington Financial, Inc., REIT	674	7,663
Embecta Corp.	2,108	60,689
Emergent BioSolutions, Inc.(a)	906	19,017
Employers Holdings, Inc.	1,247	43,009
Enanta Pharmaceuticals, Inc.(a)	353	18,310
Encore Capital Group, Inc.(a)	649	29,517
Encore Wire Corp.	469	54,188
Enerpac Tool Group Corp.	880	15,690
Enhabit, Inc.(a)	1,212	17,016
Enova International, Inc.(a)	954	27,924
EnPro Industries, Inc.	130	11,047

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ensign Group, Inc.	229	$18,205
ePlus, Inc.(a)	1,021	42,412
ESCO Technologies, Inc.	248	18,213
Essential Properties Realty Trust, Inc., REIT	470	9,142
Ethan Allen Interiors, Inc.	978	20,675
EVERTEC, Inc.	1,531	47,997
EW Scripps Co., Class A(a)	4,087	46,060
Exponent, Inc.	209	18,323
Extreme Networks, Inc.(a)	3,364	43,967
EZCORP, Inc., Class A(a)	3,985	30,724
Fabrinet(a)	521	49,729
FARO Technologies, Inc.(a)	592	16,244
FB Financial Corp.	90	3,439
Federal Signal Corp.	1,177	43,926
First BanCorp	2,066	28,263
First Bancorp/Southern Pines NC	94	3,439
First Commonwealth Financial Corp.	261	3,351
First Financial Bancorp	164	3,457
First Hawaiian, Inc.	134	3,300
Flagstar Bancorp, Inc.	516	17,234
FormFactor, Inc.(a)	930	23,296
Forrester Research, Inc.(a)	732	26,359
Forward Air Corp.	231	20,850
Four Corners Property Trust, Inc., REIT	428	10,353
Franklin BSP Realty Trust, Inc.	806	8,681
Franklin Electric Co., Inc.	450	36,769
Franklin Street Properties Corp., REIT	7,422	19,520
Fresh Del Monte Produce, Inc.	1,332	30,956
Frontdoor, Inc.(a)	1,239	25,263
Fulgent Genetics, Inc.(a)	599	22,834
FutureFuel Corp.	7,164	43,271
Gannett Co., Inc.(a)	13,284	20,325
Genesco, Inc.(a)	483	18,992
Gentherm, Inc.(a)	663	32,971
Genworth Financial, Inc., Class A(a)	12,975	45,412
GEO Group, Inc., REIT(a)	2,360	18,172
Getty Realty Corp., REIT	375	10,084
Gibraltar Industries, Inc.(a)	356	14,571
G-III Apparel Group Ltd.(a)	3,211	48,004
Glaukos Corp.(a)	388	20,657
Global Net Lease, Inc., REIT	1,674	17,828
GMS, Inc.(a)	436	17,444
Gogo, Inc.(a)	5,799	70,284
Golden Entertainment, Inc.(a)	492	17,166
Granite Construction, Inc.	998	25,339
Granite Point Mortgage Trust, Inc., REIT	1,092	7,032
Green Brick Partners, Inc.(a)	1,241	26,533
Green Dot Corp., Class A(a)	2,509	47,621
Green Plains, Inc.(a)	894	25,989
Greenbrier Companies, Inc.	816	19,804
Griffon Corp.	2,084	61,520
Group 1 Automotive, Inc.	201	28,717
Security Description	Shares	Value
Guess?, Inc.	991	$14,538
Hain Celestial Group, Inc.(a)	985	16,627
Hanger, Inc.(a)	913	17,091
Hanmi Financial Corp.	142	3,363
Harmonic, Inc.(a)	7,221	94,378
Harmony Biosciences Holdings, Inc.(a)	486	21,525
Harsco Corp.(a)	2,861	10,700
Haverty Furniture Companies, Inc.	2,927	72,882
Hawaiian Holdings, Inc.(a)	3,813	50,141
Hawkins, Inc.	1,041	40,589
Haynes International, Inc.	422	14,821
HB Fuller Co.	76	4,568
HCI Group, Inc.	1,100	43,120
Healthcare Services Group, Inc.	2,147	25,957
HealthStream, Inc.(a)	1,773	37,694
Heartland Express, Inc.	1,517	21,708
Heidrick & Struggles International, Inc.	416	10,812
Helix Energy Solutions Group, Inc.(a)	3,612	13,942
Helmerich & Payne, Inc.	352	13,013
Heritage Financial Corp.	131	3,468
Hersha Hospitality Trust, REIT, Class A	1,640	13,087
Heska Corp.(a)	288	21,001
Hibbett, Inc.	411	20,472
Hillenbrand, Inc.	876	32,167
Hilltop Holdings, Inc.	134	3,330
HNI Corp.	740	19,617
HomeStreet, Inc.	97	2,795
Hope Bancorp, Inc.	247	3,122
Horace Mann Educators Corp.	1,447	51,065
Hostess Brands, Inc.(a)	1,006	23,379
Hub Group, Inc., Class A(a)	287	19,797
Hudson Pacific Properties, Inc.	1,610	17,629
Ichor Holdings Ltd.(a)	509	12,323
Independent Bank Corp.	47	3,503
Independent Bank Group, Inc.	54	3,315
Industrial Logistics Properties Trust, REIT	1,501	8,256
Innospec, Inc.	57	4,883
Innovative Industrial Properties, Inc., REIT	114	10,089
Innoviva, Inc.(a)	2,673	31,034
Inogen, Inc.(a)	2,489	60,433
Insight Enterprises, Inc.(a)	233	19,202
Installed Building Products, Inc.	261	21,138
Insteel Industries, Inc.	513	13,610
Integer Holdings Corp.(a)	333	20,723
Inter Parfums, Inc.	729	55,010
InterDigital, Inc.	1,248	50,444
Interface, Inc.	1,409	12,667
Invesco Mortgage Capital, Inc	630	6,993
iRobot Corp.(a)	404	22,757
Ironwood Pharmaceuticals, Inc.(a)	3,214	33,297
iStar, Inc., REIT	766	7,093
iTeos Therapeutics, Inc.(a)	1,030	19,621

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Itron, Inc.(a)	404	$17,012
J & J Snack Foods Corp.	162	20,974
Jack in the Box, Inc.	728	53,923
James River Group Holdings Ltd.	1,996	45,529
John B Sanfilippo & Son, Inc.	306	23,173
John Bean Technologies Corp.	350	30,100
Joint Corp.(a)	885	13,903
Kaiser Aluminum Corp.	307	18,834
Kaman Corp.	522	14,579
KAR Auction Services, Inc.(a)	2,495	27,869
Kelly Services, Inc., Class A	741	10,070
KKR Real Estate Finance Trust, Inc., REIT	179	2,909
Knowles Corp.(a)	4,229	51,467
Kontoor Brands, Inc.	1,628	54,717
Koppers Holdings, Inc.	1,720	35,742
Korn Ferry	217	10,188
Kulicke & Soffa Industries, Inc.	351	13,524
Lakeland Financial Corp.	392	28,542
Lantheus Holdings, Inc.(a)	310	21,802
Laredo Petroleum, Inc.(a)	534	33,562
La-Z-Boy, Inc.	907	20,471
LCI Industries	250	25,365
LeMaitre Vascular, Inc.	420	21,286
LendingTree, Inc.(a)	630	15,032
Leslie's, Inc.(a)	355	5,222
LGI Homes, Inc.(a)	316	25,713
Ligand Pharmaceuticals, Inc.(a)	553	47,619
Lindsay Corp.	151	21,635
Liquidity Services, Inc.(a)	6,057	98,487
Livent Corp.(a)	142	4,352
LivePerson, Inc.(a)	2,773	26,122
LiveRamp Holdings, Inc.(a)	1,670	30,327
LL Flooring Holdings, Inc.(a)	10,128	70,187
LTC Properties, Inc., REIT	447	16,740
LXP Industrial Trust, REIT	1,018	9,325
M/I Homes, Inc.(a)	696	25,216
Marcus & Millichap, Inc.	593	19,439
Marcus Corp.	3,596	49,948
MarineMax, Inc.(a)	990	29,492
Marten Transport Ltd.	1,171	22,436
Materion Corp.	203	16,240
Mativ Holdings, Inc.	957	21,131
Matson, Inc.	302	18,579
Matthews International Corp., Class A	789	17,681
MaxLinear, Inc.(a)	2,806	91,532
MDC Holdings, Inc.	945	25,912
Medifast, Inc.	570	61,765
Mercer International, Inc.	4,196	51,611
Mercury General Corp.	1,565	44,477
Meridian Bioscience, Inc.(a)	830	26,170
Merit Medical Systems, Inc.(a)	353	19,948
Meritage Homes Corp.(a)	379	26,632
Security Description	Shares	Value
Mesa Laboratories, Inc.	159	$22,392
Methode Electronics, Inc.	997	37,039
MGP Ingredients, Inc.	698	74,100
Middlesex Water Co.	1,014	78,281
Minerals Technologies, Inc.	160	7,906
Mister Car Wash, Inc.(a)	4,715	40,455
ModivCare, Inc.(a)	152	15,151
Monarch Casino & Resort, Inc.(a)	321	18,021
Monro, Inc.	726	31,552
Moog, Inc., Class A	220	15,477
Motorcar Parts of America, Inc.(a)	4,134	62,919
Movado Group, Inc.	1,503	42,355
Mr Cooper Group, Inc.(a)	905	36,652
Mueller Industries, Inc.	632	37,566
Myers Industries, Inc.	636	10,475
MYR Group, Inc.(a)	326	27,622
Myriad Genetics, Inc.(a)	750	14,310
Nabors Industries Ltd.(a)	124	12,580
National Bank Holdings Corp., Class A	759	28,075
National Beverage Corp.	509	19,617
National Presto Industries, Inc.	718	46,706
National Vision Holdings, Inc.(a)	1,297	42,347
NBT Bancorp, Inc.	89	3,378
Nektar Therapeutics(a)	9,489	30,365
NeoGenomics, Inc.(a)	1,634	14,069
NETGEAR, Inc.(a)	2,099	42,064
NetScout Systems, Inc.(a)	1,557	48,765
New York Mortgage Trust, Inc., REIT	3,490	8,167
NexPoint Residential Trust, Inc., REIT	196	9,057
NextGen Healthcare, Inc.(a)	2,342	41,453
NMI Holdings, Inc., Class A(a)	2,941	59,908
Northfield Bancorp, Inc.	241	3,449
Northwest Bancshares, Inc.	1,414	19,103
Northwest Natural Holding Co.	1,840	79,819
NOW, Inc.(a)	1,372	13,789
NV5 Global, Inc.(a)	209	25,878
Oceaneering International, Inc.(a)	1,617	12,871
ODP Corp.(a)	724	25,449
Office Properties Income Trust, REIT	1,264	17,759
OFG Bancorp	1,102	27,693
O-I Glass, Inc.(a)	1,665	21,562
Oil States International, Inc.(a)	3,230	12,565
Olympic Steel, Inc.	628	14,325
OneSpan, Inc.(a)	7,408	63,783
Onto Innovation, Inc.(a)	373	23,891
OptimizeRx Corp.(a)	2,490	36,902
OraSure Technologies, Inc.(a)	6,388	24,211
Organogenesis Holdings, Inc.(a)	18,445	59,762
Orion Office REIT, Inc.	2,162	18,917
Orthofix Medical, Inc.(a)	3,185	60,865
OSI Systems, Inc.(a)	260	18,736
Outfront Media, Inc.	580	8,810

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Owens & Minor, Inc.	2,123	$51,164
Oxford Industries, Inc.	187	16,789
Pacific Premier Bancorp, Inc.	107	3,313
Pacira BioSciences, Inc.(a)	635	33,776
Palomar Holdings, Inc.(a)	632	52,911
Par Pacific Holdings, Inc.(a)	2,573	42,223
Park Aerospace Corp.	448	4,946
Park National Corp.	28	3,485
Pathward Financial, Inc.	873	28,774
Patrick Industries, Inc.	596	26,129
Patterson-UTI Energy, Inc.	1,060	12,381
PBF Energy, Inc., Class A(a)	1,428	50,208
PC Connection, Inc.	414	18,667
PDF Solutions, Inc.(a)	579	14,203
Pediatrix Medical Group, Inc.(a)	3,284	54,219
Pennant Group, Inc.(a)	1,310	13,637
PennyMac Mortgage Investment Trust, REIT	670	7,893
Perdoceo Education Corp.(a)	2,761	28,438
Perficient, Inc.(a)	635	41,288
PetMed Express, Inc.	2,827	55,183
PGT Innovations, Inc.(a)	1,128	23,643
Phibro Animal Health Corp., Class A	3,518	46,754
Photronics, Inc.(a)	955	13,962
Piper Sandler Companies	170	17,806
Pitney Bowes, Inc.	7,435	17,324
Plexus Corp.(a)	1,284	112,427
Powell Industries, Inc.	2,538	53,501
PRA Group, Inc.(a)	944	31,020
Preferred Bank	51	3,327
Prestige Consumer Healthcare, Inc.(a)	1,020	50,827
PriceSmart, Inc.	1,135	65,365
ProAssurance Corp.	2,241	43,722
PROG Holdings, Inc.(a)	1,670	25,017
Progress Software Corp.	726	30,891
ProPetro Holding Corp.(a)	1,755	14,128
Proto Labs, Inc.(a)	1,488	54,208
Provident Financial Services, Inc.	154	3,003
Quaker Chemical Corp.	28	4,043
Quanex Building Products Corp.	1,126	20,448
QuinStreet, Inc.(a)	1,745	18,322
RadNet, Inc.(a)	790	16,076
Rambus, Inc.(a)	3,117	79,234
Ranger Oil Corp., Class A	1,040	32,708
Rayonier Advanced Materials, Inc.(a)	2,137	6,732
RE/MAX Holdings, Inc., Class A	1,015	19,194
Ready Capital Corp., REIT	263	2,667
Redwood Trust, Inc., REIT	2,704	15,521
REGENXBIO, Inc.(a)	789	20,853
Renasant Corp.	108	3,378
Rent-A-Center, Inc.	1,509	26,423
Resideo Technologies, Inc.(a)	1,098	20,928
Resources Connection, Inc.	1,023	18,486
Security Description	Shares	Value
Retail Opportunity Investments Corp., REIT	661	$9,095
REX American Resources Corp.(a)	1,169	32,638
Rogers Corp.(a)	21	5,079
RPC, Inc.	2,005	13,895
RPT Realty, REIT	1,172	8,860
Ruth's Hospitality Group, Inc.	1,379	23,250
S&T Bancorp, Inc.	117	3,429
Safehold, Inc., REIT	265	7,012
Safety Insurance Group, Inc.	598	48,773
Sally Beauty Holdings, Inc.(a)	1,802	22,705
Sanmina Corp.(a)	2,457	113,219
Saul Centers, Inc., REIT	263	9,863
ScanSource, Inc.(a)	690	18,223
Scholastic Corp.	659	20,271
Seacoast Banking Corp. of Florida	110	3,325
Select Medical Holdings Corp.	2,243	49,570
Selectquote, Inc.(a)	15,899	11,606
Seneca Foods Corp., Class A(a)	682	34,400
Service Properties Trust, REIT	2,446	12,695
ServisFirst Bancshares, Inc.	44	3,520
Shake Shack, Inc., Class A(a)	1,178	52,986
Shenandoah Telecommunications Co.	3,757	63,944
Shoe Carnival, Inc.	1,008	21,612
Shutterstock, Inc.	1,648	82,680
Signet Jewelers Ltd.	751	42,950
Simmons First National Corp., Class A	148	3,225
Simply Good Foods Co.(a)	784	25,080
Simulations Plus, Inc.	664	32,231
SiriusPoint Ltd.(a)	12,099	59,890
SITE Centers Corp., REIT	849	9,093
Six Flags Entertainment Corp.(a)	835	14,779
SkyWest, Inc.(a)	2,968	48,260
Sleep Number Corp.(a)	523	17,683
SM Energy Co.	865	32,533
SMART Global Holdings, Inc.(a)	4,392	69,701
Sonic Automotive, Inc., Class A	723	31,306
Sonos, Inc.(a)	3,725	51,777
South Jersey Industries, Inc.	2,605	87,059
Southside Bancshares, Inc.	96	3,395
SpartanNash Co.	2,269	65,846
SPS Commerce, Inc.(a)	274	34,039
SPX Technologies, Inc.(a)	1,005	55,496
St Joe Co.	278	8,904
Standard Motor Products, Inc.	1,681	54,632
Standex International Corp.	819	66,871
Stellar Bancorp, Inc.	115	3,364
Stepan Co.	99	9,273
Steven Madden Ltd.	1,560	41,605
Stewart Information Services Corp.	991	43,247
StoneX Group, Inc.(a)	260	21,564
Strategic Education, Inc.	464	28,494
Stride, Inc.(a)	762	32,027

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	1,473	$74,814
Summit Hotel Properties, Inc., REIT	2,107	14,159
Sun Country Airlines Holdings, Inc.(a)	3,075	41,851
SunCoke Energy, Inc.	2,550	14,815
Sunstone Hotel Investors, Inc.	1,511	14,234
Supernus Pharmaceuticals, Inc.(a)	658	22,273
Surmodics, Inc.(a)	658	20,003
Sylvamo Corp.	626	21,221
Talos Energy, Inc.(a)	1,967	32,751
Tanger Factory Outlet Centers, Inc., REIT	721	9,863
TechTarget, Inc.(a)	303	17,938
Telephone and Data Systems, Inc.	4,905	68,179
Tennant Co.	583	32,974
Thryv Holdings, Inc.(a)	1,143	26,095
TimkenSteel Corp.(a)	1,049	15,725
Titan International, Inc.(a)	873	10,598
Tompkins Financial Corp.	46	3,341
Tootsie Roll Industries, Inc.	677	22,531
Tredegar Corp.	1,159	10,941
TreeHouse Foods, Inc.(a)	538	22,822
Tri Pointe Homes, Inc.(a)	1,739	26,276
Trinity Industries, Inc.	982	20,966
Trinseo PLC	736	13,484
Triumph Bancorp, Inc.(a)	480	26,088
Triumph Group, Inc.(a)	1,391	11,949
TrueBlue, Inc.(a)	554	10,570
Trupanion, Inc.(a)	718	42,671
TrustCo Bank Corp. NY	597	18,758
Trustmark Corp.	112	3,431
TTEC Holdings, Inc.	215	9,527
TTM Technologies, Inc.(a)	3,862	50,901
Tupperware Brands Corp.(a)	8,075	52,891
Two Harbors Investment Corp., REIT	2,009	6,670
UFP Industries, Inc.	770	55,563
Ultra Clean Holdings, Inc.(a)	513	13,210
Unifi, Inc.(a)	1,799	17,108
UniFirst Corp.	167	28,094
uniQure N.V.(a)	1,110	20,824
Unisys Corp.(a)	5,426	40,966
United Community Banks, Inc.	107	3,542
United Fire Group, Inc.	1,593	45,767
United Natural Foods, Inc.(a)	1,610	55,336
Uniti Group, Inc., REIT	1,111	7,721
Unitil Corp.	1,744	81,009
Universal Corp.	1,596	73,480
Universal Electronics, Inc.(a)	2,977	58,558
Universal Health Realty Income Trust, REIT	211	9,117
Universal Insurance Holdings, Inc.	4,506	44,384
Urban Edge Properties	695	9,271
Urban Outfitters, Inc.(a)	1,781	34,997
Security Description	Shares	Value
Urstadt Biddle Properties, Inc., REIT, Class A	681	$10,562
US Physical Therapy, Inc.	218	16,572
US Silica Holdings, Inc.(a)	1,165	12,757
USANA Health Sciences, Inc.(a)	381	21,355
Vanda Pharmaceuticals, Inc.(a)	3,440	33,987
Varex Imaging Corp.(a)	1,209	25,558
Vector Group Ltd.	7,965	70,172
Veeco Instruments, Inc.(a)	726	13,300
Vericel Corp.(a)	2,627	60,946
Veris Residential, Inc., REIT(a)	1,625	18,476
Veritex Holdings, Inc.	118	3,138
Veritiv Corp.(a)	168	16,425
Viad Corp.(a)	518	16,358
Viavi Solutions, Inc.(a)	1,856	24,221
Vir Biotechnology, Inc.(a)	1,017	19,608
Virtus Investment Partners, Inc.	487	77,686
Vista Outdoor, Inc.(a)	2,734	66,491
Wabash National Corp.	1,537	23,916
Walker & Dunlop, Inc.	394	32,990
Warrior Met Coal, Inc.	545	15,500
Washington Real Estate Investment Trust, REIT	519	9,114
WD-40 Co.	106	18,628
Westamerica BanCorp	63	3,294
Whitestone REIT	1,123	9,501
Winnebago Industries, Inc.	1,011	53,795
WisdomTree Investments, Inc.	18,060	84,521
Wolverine World Wide, Inc.	2,417	37,198
World Acceptance Corp.(a)	281	27,206
World Fuel Services Corp.	1,912	44,817
WSFS Financial Corp.	71	3,299
WW International, Inc.(a)	4,610	18,117
Xencor, Inc.(a)	881	22,888
Xenia Hotels & Resorts, Inc., REIT	1,029	14,190
XPEL, Inc.(a)	420	27,065
Yelp, Inc.(a)	2,693	91,320
ZIMVIE, Inc.(a)	4,500	44,415
Zumiez, Inc.(a)	1,447	31,154
Zynex, Inc.	7,244	65,703
TOTAL INVESTMENTS—99.9% (Cost $19,099,498)		17,773,812
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		20,442
NET ASSETS—100.0%		$17,794,254

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$17,773,812	$—	$—	$17,773,812
Total	$17,773,812	$—	$—	$17,773,812

Syntax Stratified SmallCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of September 30, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.6%
Business Software for Specific Uses	3.4
Gas and Water Utilities	2.8
Commercial Hardware	2.7
Commercial Insurance	2.5
Marketed Pharmaceuticals	2.5
Transportation Services	2.4
Auto Products	2.4
Consumer Insurance	2.4
Non Real Estate Banking	2.4
Real Estate Banking	2.4
Operators and Developers	2.3
Investment Services	2.3
Upstream Energy	2.3
Medical Devices	2.3
Telecommunication Networks	2.3
Content Providers	2.3
Home Office and Consumer Equipment Manufacture	2.3
Digital Integrated Circuits	2.2
Management and IT Services	2.2
Rental	2.2
Transaction Services	2.1
Home Office and Consumer Equipment Retail	2.1
Restaurants	1.8
Mechanical Components	1.8
Distribution Services	1.8
Business Software for Specific Industries	1.8
Specialty Services	1.8
Information and Electrical Components	1.8
Production Equipment	1.8
Food Distributors	1.7
Hospital Equipment	1.7
Apparel Retailers	1.6
Other Pharmaceuticals	1.6
Contract Electronics Services	1.5
Online Distribution Networks	1.5
Chemicals	1.4
Semiconductor Services and Equipment	1.4
Alcohol and Tobacco	1.2
Primary Foods	1.2
Processed Foods	1.2
Other Natural Resources	1.2
Branded Apparel	1.2
End User Hardware	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.1%
Analog and Mixed Signal Integrated Circuits	1.1
Metals	1.0
Personal Products	1.0
Healthcare Products Distribution	0.9
Electric Regulated	0.9
Clinical Stage Pharmaceuticals	0.8
Downstream	0.8
Industrial Conglomerates	0.7
Accessories and Footwear	0.7
Medical Research Services and Equipment	0.6
Search and Social Networks	0.5
Drugstores	0.3
Consumer Paper Products	0.3
Midstream	0.3
Brokers and Dealers	0.1
Vitamins and Nutritional Supplements	0.1
Consumer Services	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.